Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of revenue by major products
	For the years ended
	December 31, 2019	December 31, 2018	December 31, 2017

Cutlery	$68,648,828	$66,558,851	$62,104,253
Straws	21,887,800	23,572,926	18,631,276
Cups and plates	48,126,622	37,439,353	33,536,297
Others	12,450,121	11,093,142	9,936,680
Total	$151,113,371	$138,664,272	$124,208,506

Schedule of revenue by geographic areas

	For the years ended
	December 31, 2019	December 31, 2018	December 31, 2017
Revenue from United States	$129,660,141	$118,307,987	$106,563,934
Revenue from Europe	1,456,825	6,621,940	6,101,139
Revenue from Canada	5,574,844	1,635,667	1,943,946
Revenue from China	10,220,725	8,286,146	7,740,720
Revenue from other foreign countries	4,200,836	3,812,532	1,858,767
Total	$151,113,371	$138,664,272	$124,208,506